March 27, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  VANGUARD OHIO TAX-FREE FUNDS (THE TRUST)

        FILE NO. 33-34261

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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Christyn L. Rossman

Associate Counsel

The Vanguard Group, Inc.

cc: Asen Parachkevov

U.S. Securities and Exchange Commission